                           ACTIVE ASSETS MONEY TRUST
                          ACTIVE ASSETS TAX-FREE TRUST
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                              --------------------

    THIS DOCUMENT CONSISTS OF THE PROSPECTUSES OF ACTIVE ASSETS MONEY TRUST, ACTIVE ASSETS TAX-FREE TRUST, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST AND ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (COLLECTIVELY, THE "TRUSTS") AND AN APPENDIX TO SUCH PROSPECTUSES WHICH CONSTITUTES PART OF THE PROSPECTUSES. A TABLE OF CONTENTS IS CONTAINED ON PAGE 1 OF EACH PROSPECTUS.
                            ------------------------

    Each Trust is a diversified open-end management investment company seeking high current income, preservation of capital and liquidity from investments in short-term securities. Active Assets Money Trust invests in money market instruments generally; Active Assets Tax-Free Trust invests in high quality, short-term tax-exempt securities and pays dividends exempt from federal personal income taxation; Active Assets California Tax-Free Trust invests in high quality, short-term California tax-exempt securities and pays dividends exempt from federal and California personal income taxation; and Active Assets Government Securities Trust invests in money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    The Active Assets -Registered Trademark- Account financial service program ("Active Assets") of Dean Witter Reynolds Inc. ("Dean Witter") provides a medium for the investment of free credit cash balances held in the Active Assets account in shares of the Trusts. An Active Assets account is a Dean Witter securities account (the "Securities Account") which is linked to the Trusts, a Federal Deposit Insurance Corporation ("FDIC") insured account (the "Active Assets Insured Account") maintained at a depository institution which has entered into an agreement with Dean Witter to participate in Active Assets and a Visa-Registered Trademark- check/card account maintained by Bank One, Columbus, N.A., Columbus, Ohio ("Visa Account").

    The annual fee for participation in the Active Assets program is presently $80 ($100 for corporations). Dean Witter may charge certain group or special accounts a different fee. Dean Witter reserves the right to change the fee for participation in the Active Assets program at any time. As described in the Appendix to the Prospectus under the section "Purchase of Shares", shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who are not subscribers to the Active Assets program. In addition, certain other Securities Accounts which are not subscribers to the Active Assets Program may be linked to the Trusts and the Active Assets Insured Account. Shareholders of the Trusts not subscribing to the Active Assets program will not be charged the program fee.

    Subject to the conditions set forth herein, a subscriber to the Active Assets program will have his or her free credit cash balances held in the account automatically invested daily in shares of any of the Trusts or transmitted to the bank for deposit into the Active Assets Insured Account, depending upon which investment is selected by the investor, and earn a return thereon pending further investment of such funds in other aspects of the Active Assets program or utilization through the Visa Account. A program participant may make additional investments in or change his or her chosen investment at any time by following the procedures set forth in the Appendix under "Purchase and Redemption of Shares."
                            ------------------------

    THE INFORMATION IN THIS DOCUMENT SHOULD BE READ IN CONJUNCTION WITH THE CLIENT ACCOUNT AGREEMENT WHICH IS BEING FURNISHED TO ALL ACTIVE ASSETS SUBSCRIBERS (OR OTHER ACCOUNT AGREEMENT FOR NON-ACTIVE ASSETS SUBSCRIBERS) AND WILL BE FURNISHED TO NEW SUBSCRIBERS PRIOR TO THE TIME AN ACTIVE ASSETS ACCOUNT, OR OTHER SECURITIES ACCOUNT, IS OPENED. REFERENCE IS MADE TO SUCH MATERIAL FOR INFORMATION WITH RESPECT TO THE ACTIVE ASSETS AND OTHER PROGRAMS, INCLUDING THE FEES RELATED THERETO. FOR MORE COMPLETE DETAILS ABOUT THE ACTIVE ASSETS INSURED ACCOUNT, INCLUDING PROCEDURES FOR TRANSFERRING FROM ANY OF THE TRUSTS, THE SUBSCRIBER SHOULD CONSULT HIS OR HER MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR.

      For information on participation in the Active Assets program and information relating to a specific account, call:
     - Anywhere in the United States,     - In New York City (212) 392-5000
       Puerto Rico and the Virgin
       Islands toll free at (800)
       869-3326

ACTIVE ASSETS IS A REGISTERED TRADEMARK OF DEAN WITTER REYNOLDS INC. AUGUST 20, 1998

TRUSTEES AND OFFICERS

ACTIVE ASSETS MONEY TRUST
ACTIVE ASSETS TAX-FREE TRUST
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Jonathan R. Page
Vice President

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

                           ACTIVE ASSETS MONEY TRUST

       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Money Trust (the "Money Trust" or the "Trust") is a no-load, diversified open-end management investment company the investment objectives of which are high current income, preservation of capital and liquidity. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The Trust will invest in a diversified portfolio of short-term money market instruments consisting primarily of United States Government securities, obligations of U.S. regulated banks and savings and loan associations having assets of $1 billion or more, certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more, high grade commercial paper, high grade corporate obligations maturing in thirteen months or less and certificates of deposit of $100,000 or less of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, which are fully insured by the FDIC.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

Highlights/2
Summary of Trust Expenses/3
Financial Highlights/4
Investment Objective and Policies/5
Investment Restrictions/7
Purchase and Redemption of Shares/A-1
   Purchase of Shares/A-1
   Purchase of Shares by Non-Participants in
     Active Assets Program/A-2
   Redemption of Shares/A-3
   Redemption of Shares by Non-Participants in
     Active Assets Program/A-4
   How Net Asset Value is Determined/A-4
   Confirmations/A-5
The Trusts and Their Management/A-5
   Plan of Distribution/A-6
Dividends, Distributions and Taxes/A-7
General Information/A-9
   Voting Rights/A-9
   Custodian/A-10
   Shareholder Inquiries/A-10

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO
                     THE CONTRARY IS A CRIMINAL OFFENSE.
                             ----------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.

                           ACTIVE ASSETS MONEY TRUST

HIGHLIGHTS

THE                    A no-load, open-end diversified management investment company investing in money market
TRUST                  instruments. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act. (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Money Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Money Trust, the Active Assets Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested in shares of the Money Trust daily at their net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of shares of the Trust. Investments in shares are made under the circumstances described under "Purchase and
                       Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's objectives can be achieved.
------------------------------------------------------------------------------------------------------------------------
AUTHORIZED             Money market instruments as follows (see page 5):
INVESTMENTS            - United States Government securities;
                       - Obligations of U.S. regulated banks having assets of $1 billion or more;
                       - High grade commercial paper;
                       - High grade corporate obligations maturing in thirteen months or less;
                       - Certificates of deposit of savings banks and savings institutions having assets of $1 billion or more;
                       - Certificates of deposit of $100,000 or less, of U.S. regulated banks and savings institutions, having total assets of less than $1 billion, fully insured by the FDIC;
                       - Repurchase Agreements (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies and other portfolios with assets of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-7).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Money Trust will be redeemed at net
OF SHARES              asset value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's
                       Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust's investments are limited to U.S. Government securities, high grade corporate obligations and obligations of banks and savings and loan associations having assets of $1 billion or more and fully insured Certificates of Deposit; consequently, the portfolio securities of the Trust are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion of "Repurchase Agreements" (page 5) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                                       2
                           ACTIVE ASSETS MONEY TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................    None
Maximum Sales Charge Imposed on Reinvested Dividends.......................    None
Deferred Sales Charge......................................................    None
Redemption Fees............................................................    None
Exchange Fee...............................................................    None
ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................   0.28%
12b-1 Fees.................................................................   0.10%
Other Expenses.............................................................   0.06%
                                                                             ------
Total Trust Operating Expenses.............................................   0.44%
                                                                             ------
                                                                             ------

                                                                                                  10
EXAMPLE                                                            1 year   3 years   5 years    years
-----------------------------------------------------------------  ------   -------   -------   -------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
 of each time period:............................................    $4       $14       $25       $55

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                           ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information.

                                                                 FOR THE YEAR ENDED JUNE 30,
                            -----------------------------------------------------------------------------------------------------
                               1998        1997      1996      1995      1994      1993      1992      1991      1990      1989
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.....       0.052      0.051     0.052     0.051     0.029     0.029     0.045     0.068     0.081     0.083
Less dividends from net
 investment
 income...................      (0.052)    (0.051)   (0.052)   (0.051)   (0.029)   (0.029)   (0.045)   (0.068)   (0.081)   (0.083)
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period...................  $     1.00   $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
                            ----------   --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN...        5.38%      5.23%     5.33%     5.23%     2.99%     2.95%     4.58%     7.05%     8.43%     8.57%

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................        0.44%      0.45%     0.47%     0.49%     0.51%     0.51%     0.54%     0.52%     0.50%     0.52%
Net investment income.....        5.24%      5.07%     5.21%     5.16%     2.95%     2.90%     4.45%     6.80%     8.10%     8.33%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............     $11,922     $8,928    $7,170    $5,709    $4,144    $3,604    $3,628    $3,688    $3,454    $3,021

                                       4
                           ACTIVE ASSETS MONEY TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS. THE TRUST SEEKS TO ACHIEVE ITS OBJECTIVES BY INVESTING IN THE FOLLOWING MONEY MARKET INSTRUMENTS:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land
Bank), including Treasury bills, notes, bonds (including zero coupon bonds) and coupons;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, bankers' acceptances and bank notes) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, including obligations of foreign branches of domestic banks (because of its relationship to the Active Assets program, the Trust will not purchase securities of Bank One, Columbus, N.A. or its affiliates and will not deal with such Bank or its affiliates as a principal in the purchase and sale of securities);

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the FDIC, limited to $100,000 principal amount per certificate and to 10% or less of the Trust's total assets in all such obligations or in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. Commercial paper and corporate debt obligations maturing in thirteen months or less which are rated in one of the two highest rating categories for short-term debt obligations or, if not rated, have been issued by issuers which have another short-term debt obligation that is comparable in priority and security to such non-rated securities and is so rated, by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or which, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bankwatch, Inc. Their rating criteria are described in the Appendix to the Trust's Statement of Additional Information.

    The foregoing rating limitations apply at the time of acquisition of a security. Any subsequent change in any rating by a rating service will not require elimination of any security from the Trust's portfolio. However, in accordance with procedures adopted by the Trust's Board of Trustees pursuant to federal securities regulations governing money market funds, if the Investment Manager becomes aware that a portfolio security has received a new rating from an NRSRO that is below the second highest rating, then, unless the security is disposed of within five days, the Investment Manager will perform a creditworthiness analysis of any such down-graded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Fund.

    The ratings assigned by the NRSROs represent their opinions as to the quality of the securities they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed

                                       5
                           ACTIVE ASSETS MONEY TRUST
as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Certain of the types of investments described above may be variable rate or floating rate obligations. The interest rates payable on variable rate or floating rate obligations are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate obligation may be adjusted either at predesignated periodic intervals and on a floating rate obligation whenever there is a change in the market rate of interest on which the interest rate payable is based.

    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.

PORTFOLIO MANAGEMENT--

    Although the Trust will generally not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if, on the basis of a revised credit evaluation of the issuer or other circumstances or considerations, it believes such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments.

    The Trust will attempt to balance its objectives of high current income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Trust will not, however, invest in securities that mature in more than thirteen months from the date of purchase.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Although the Trust is expected to have a high portfolio turnover rate due to the short maturities of its portfolio securities, the Trust's income or the net asset value of its shares should not be affected as brokers' commissions are not normally incurred. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.

    YEAR 2000. The investment management services provided to the Trust by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

                                       6
                           ACTIVE ASSETS MONEY TRUST

    In addition, it is possible that the markets for securities in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Trust's investments may be adversely affected.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    These restrictions provide that the Trust may not:

   1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

   2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in such securities;

   3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Trust's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Trust (for this purpose all indebtedness of an issuer shall be deemed a single class of security); and

   4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Trust's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                                       7
                           ACTIVE ASSETS MONEY TRUST

                          ACTIVE ASSETS TAX-FREE TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Tax-Free Trust (the "Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Tax-Free Trust is to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

Highlights/2
Summary of Trust Expenses/3
Financial Highlights/4
Investment Objective and Policies/5
Investment Restrictions/8
Purchase and Redemption of Shares/A-1
    Purchase of Shares/A-1
    Purchase of Shares by Non-Participants in
      the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      the Active Assets Program/A-4
    How Net Asset Value is Determined/A-4
    Confirmations/A-5
The Trusts and Their Management/A-5
    Plan of Distribution/A-6
Dividends, Distributions and Taxes/A-7
General Information/A-9
    Voting Rights/A-9
    Custodian/A-10
    Shareholder Inquiries/A-10

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                           CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.

                          ACTIVE ASSETS TAX-FREE TRUST

HIGHLIGHTS

THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal income tax. The Trust is authorized to reimburse Morgan Stanley Dean
                       Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the
                       Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page
                       A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts.
                       (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Tax-Free Trust are offered to participants in the Active Assets program of Dean
OFFERED                Witter and to non-participants who wish to invest directly in shares of the Trust. (See page A-2).
                       The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Tax-Free Trust, the Active
                       Assets California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa
                       Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of
                       shares of the Trust. Investments in shares are made under the circumstances described under
                       "Purchase and Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily tax-exempt income consistent with stability of principal and liquidity (see
OBJECTIVE              page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies with assets under management of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-7).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by state and local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and
                       "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                          ACTIVE ASSETS TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................     None
Maximum Sales Charge Imposed on Reinvested Dividends.......................     None
Deferred Sales Charge......................................................     None
Redemption Fees............................................................     None
Exchange Fee...............................................................     None

ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.40%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.04%
                                                                                -----
Total Trust Operating Expenses.............................................     0.54%
                                                                                -----
                                                                                -----

EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   --------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 6       $17       $30        $68

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                          ACTIVE ASSETS TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information.

                                                                  FOR THE YEAR ENDED JUNE 30,
                               --------------------------------------------------------------------------------------------------
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income.........    0.031     0.030     0.031     0.030     0.020     0.021     0.033     0.047     0.054     0.056
Less dividends from net
 investment income............   (0.031)   (0.030)   (0.031)   (0.030)   (0.020)   (0.021)   (0.033)   (0.047)   (0.054)   (0.056)
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period....................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                               --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN.......     3.11%     3.05%     3.12%     3.09%     2.01%     2.15%     3.38%     4.84%     5.57%     5.77%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................     0.54%     0.55%     0.55%     0.56%     0.56%     0.57%     0.59%     0.60%     0.56%     0.58%
Net investment income.........     3.05%     2.98%     3.08%     3.05%     1.98%     2.13%     3.30%     4.71%     5.44%     5.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.....................   $1,869    $1,634    $1,542    $1,499    $1,416    $1,355    $1,304    $1,342    $1,174    $1,112

                                       4
                          ACTIVE ASSETS TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal personal income tax ("tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities (as defined in the Act). There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include Municipal Bonds, Municipal Notes and Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs" -- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Municipal Bonds and Municipal Notes are debt obligations of states, cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). Municipal Commercial Paper refers to short-term obligations of municipalities.

    The Trust may purchase certain Municipal Obligations which have a final maturity of more than thirteen months but which are subject to short-term demand features or tenders prior to final maturity, either determined by the issuer or selected at the holder's option. The former are commonly referred to as "variable rate" obligations (see below) and the latter as municipal commercial paper. The Trust may purchase Municipal Bonds and Notes if they are within either the short-term or long-term rating levels set forth above for Municipal Obligations.

    See the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings.

    Any municipal obligation which depends on the credit of the Federal Government shall be considered to have a rating in the highest category.

    Up to 20% of the Trust's total assets may be invested in securities the interest on which is not exempt from federal personal income tax ("taxable securities") and in tax-exempt securities subject to the federal alternative minimum tax for individuals ("AMT") (tax-exempt securities which are subject to the AMT will not be included in the 80% total referred to above for investment in tax-exempt securities).

    Up to 20% of the Trust's total assets may be invested in taxable securities of the type described below. The Trust may temporarily invest more than 20% in taxable securities and tax-exempt securities subject to AMT to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may invest are limited to the following short-term, fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) prime commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit and banker's acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

                                       5
                          ACTIVE ASSETS TAX-FREE TRUST

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations or amount of total or net assets may not require elimination of any security from the Trust's portfolio.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that the ratings are general and not absolute standards of quality. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid

                                       6
                          ACTIVE ASSETS TAX-FREE TRUST
securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers;
3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    The high quality, short-term fixed income securities in which the Trust principally invests are issued and/or guaranteed by state and local governments and their agencies and authorities and are subject to minimal risk of loss of income and principal.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sales of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    YEAR 2000. The investment management services provided to the Trust by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary

                                       7
                          ACTIVE ASSETS TAX-FREE TRUST
changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Trust's investments may be adversely affected.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act. For purposes of the following limitations: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or amount of total or net assets does not require elimination of any security from the portfolio.

    The Trust may not:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

        2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

        3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

        4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less

                                       8
                          ACTIVE ASSETS TAX-FREE TRUST
    than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities; and

        5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Trust's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

                                       9
                          ACTIVE ASSETS TAX-FREE TRUST

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets California Tax-Free Trust (the "California Tax-Free Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objective of the Trust is to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The Trust seeks to achieve its objective by investing primarily in high quality, California tax-exempt securities with short-term maturities including Municipal Bonds, Municipal Notes and Municipal Commercial Paper. The Trust may invest a significant percentage of its assets in the securities of a single issuer and therefore an investment in the Trust may be riskier than an investment in other types of money funds.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

Highlights/2
Summary of Trust Expenses/3
Financial Highlights/4
Investment Objective and Policies/5
Investment Restrictions/10
Purchase and Redemption of Shares/A-1
    Purchase of Shares/A-1
    Purchase of Shares by Non-Participants in
      the Active Assets Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in
      the Active Assets Program/A-4
    How Net Asset Value is Determined/A-4
    Confirmations/A-5
The Trusts and Their Management/A-5
    Plan of Distribution/A-6
Dividends, Distributions and Taxes/A-7
General Information/A-9
    Voting Rights/A-9
    Custodian/A-10
    Shareholder Inquiries/A-10

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING THE MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                 PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                                  IS A CRIMINAL OFFENSE.

                              -------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

HIGHLIGHTS

THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  securities exempt from federal and California personal income tax. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act (See page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (See page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Trust are offered to participants in the Active Assets program of Dean Witter and
OFFERED                to non- participants who wish to invest directly in shares of the Trust. (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the
                       Active Assets Insured Account, the Active Assets Money Trust, the Active Assets Tax-Free Trust, the
                       California Tax-Free Trust or the Active Assets Government Securities Trust and to the Visa Account.
                       See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances will be automatically invested daily in shares of the Trust at their current net asset value without any sales charge. Morgan Stanley Dean Witter Distributors Inc. is the Distributor of
                       shares of the Trust. Investments in shares are made under the circumstances described under
                       "Purchase and Redemption of Shares" (see page A-1). Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High level of daily California tax-exempt income consistent with stability of principal and
OBJECTIVE              liquidity (see page 5). There can be no assurance that the Trust's investment objective will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of tax-exempt, fixed-income securities with short-term maturities (see page
POLICY                 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies with assets under management of approximately $115.9 billion at July 31, 1998 (see page A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-7).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a Plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Trust will be redeemed at net asset
OF SHARES              value automatically to satisfy debit balances in the Securities Account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active
                       Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term fixed-income securities issued or guaranteed by the state of California and its local governments which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussions of "lease obligations" (page 6) and "when-issued and delayed delivery securities" (page 7) concerning the risks associated with such portfolio securities and management techniques. Since the Trust concentrates its investments in California tax-exempt securities, the Trust is affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal (page 8).
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None

ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.49%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.05%
                                                                                -----
Total Trust Operating Expenses.............................................     0.64%
                                                                                -----
                                                                                -----

EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   ---------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............    $ 7       $21       $36         $80

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information.

                                                                                                          FOR THE
                                                                                                          PERIOD
                                                                                                         NOVEMBER
                                                                                                         12, 1991*
                                                   FOR THE YEAR ENDED JUNE 30,                            THROUGH
                            --------------------------------------------------------------------------   JUNE 30,
                              1998         1997            1996        1995        1994        1993        1992
                            ---------   -----------      ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................  $    1.00   $      1.00      $    1.00   $    1.00   $    1.00   $    1.00   $   1.00
                            ---------   -----------      ---------   ---------   ---------   ---------   ---------
Net investment income.....      0.028         0.028          0.028       0.029       0.018       0.018      0.017
Less dividends from net
 investment income........     (0.028)       (0.028)        (0.028)     (0.029)     (0.018)     (0.018)    (0.017)
                            ---------   -----------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period...................  $    1.00   $      1.00      $    1.00   $    1.00   $    1.00   $    1.00   $   1.00
                            ---------   -----------      ---------   ---------   ---------   ---------   ---------
                            ---------   -----------      ---------   ---------   ---------   ---------   ---------
TOTAL INVESTMENT RETURN...       2.84%         2.83%          2.82%       2.89%       1.78%       1.84%      1.66%(1)

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................       0.64%         0.66%(4)       0.67%       0.67%       0.68%       0.71%      0.56%(2)(3)
Net investment income.....       2.79%         2.78%          2.79%       2.86%       1.77%       1.82%      2.42%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands.............   $549,779      $431,382       $384,218    $313,566    $288,506    $202,149   $170,364

------------------------
 * COMMENCEMENT OF OPERATIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE TRUST HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 2.18%, RESPECTIVELY.
(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                                       4
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVE OF THE TRUST IS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. It is a fundamental policy of the Trust that at least 80% of its total assets will be invested in securities the interest on which is exempt from federal and California personal income tax ("California tax-exempt securities"). This policy and the Trust's investment objective may not be changed without a vote of a majority of the Trust's outstanding voting securities, as defined in the Act. There is no assurance that the objective will be achieved.

    The Trust seeks to achieve its investment objective by investing primarily in high quality tax-exempt securities with short-term maturities. Such securities will include California Municipal Bonds, California Municipal Notes and California Municipal Commercial Paper ("Municipal Obligations") with maturities of thirteen months or less, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO's"-- primarily Moody's Investors Service ("Moody's") and Standard & Poor's Corporation ("S&P")), or one NRSRO if the obligation is rated by only one NRSRO. Unrated obligations may be purchased if they are determined to be of comparable quality by the Trust's Trustees.

    Up to 20% of the Trust's total assets may also be invested in securities exempt from federal personal income tax but not from California personal income tax ("non-California tax-exempt securities"), in taxable securities and in tax-exempt securities subject to the federal alternative minimum tax for individual shareholders ("AMT") (California tax-exempt securities subject to AMT will not be included in the 80% total referred to above for investment in California tax-exempt securities). In addition, the Trust may temporarily invest more than 20% of its total assets in taxable securities, non-California tax-exempt securities, or in tax-exempt securities subject to AMT, to maintain a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of market conditions. The types of taxable securities in which the Trust may temporarily invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase); (i) obligations of the United States Government or its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's or A-1 by S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities.

    California Municipal Bonds and California Municipal Notes are debt obligations of a state, its cities, municipalities and municipal agencies which generally have maturities, at the time of their issuance, of either one year or more (Bonds) or from six months to three years (Notes). California Municipal Commercial Paper refers to short-term obligations of municipalities. Any Municipal Obligation which depends on the credit of the Federal Government, its agencies or instrumentalities shall be considered to have a Moody's rating of Aaa or S&P rating of AAA. An obligation shall be considered a Municipal Obligation only if, in the opinion of bond counsel, the interest payable therefrom is exempt from both federal income tax and California personal income tax.

    The foregoing percentage and rating limitations apply at the time of acquisition of a security based on the last previous determination of the Trust's net asset value. Any subsequent change in any rating by a rating service or change in percentages resulting from market fluctuations may not require elimination of any security from the Trust's portfolio. However, in accordance with procedures adopted by the Trust's Trustees pursuant to federal securities regulations governing money market funds, the Investment Manager will perform a

                                       5
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
creditworthiness analysis of such downgraded securities, which analysis will be reported to the Trustees who will, in turn, determine whether the securities continue to present minimal credit risks to the Trust. The Trust does not anticipate that more than 5% of its net assets are likely to be downgraded below the rating requirements described above for Municipal Obligations.

    The ratings assigned by NRSROs represent their opinions as to the quality of the securities which they undertake to rate (see the Appendix to the Statement of Additional Information for an explanation of Moody's and S&P ratings). It should be emphasized, however, that the ratings are general and not absolute standards of quality.

    The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds, notes or commercial paper. General obligation bonds, notes or commercial paper are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds, notes or commercial paper include a state, its counties, cities, towns and other governmental units. Revenue bonds, notes or commercial paper are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from specific revenue sources. Revenue bonds, notes or commercial paper are issued for a wide variety of purposes, including the financing of electric, gas, water and sewer systems and other public utilities; industrial development and pollution control facilities; single and multi-family housing units; public buildings and facilities; air and marine ports, transportation facilities such as toll roads, bridges and tunnels; and health and educational facilities such as hospitals and dormitories. They rely primarily on user fees to pay debt service, although the principal revenue source is often supplemented by additional security features which are intended to enhance the creditworthiness of the issuer's obligations. In some cases, particularly revenue bonds issued to finance housing and public buildings, a direct or implied "moral obligation" of a governmental unit may be pledged to the payment of debt service. In other cases, a special tax or other charge may augment user fees.

    Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local agencies or authorities issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    Certain lease obligations have not developed the depth of marketability associated with more conventional municipal obligations, and, as a result, may be considered illiquid securities. To determine whether or not the Trust will consider such securities to be illiquid (the Trust may not invest more than ten percent of its net assets in illiquid securities), the Trustees of the Trust have established guidelines to be utilized by the Trust in determining the liquidity of a lease obligation. The factors to be considered in making the determination include: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the

                                       6
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. All lease obligations purchased by the Trust are subject to the creditworthiness standards discussed above for Municipal Obligations.

    The Trust does not generally intend to invest more than 25% of its total assets in securities of any one governmental unit. The Trust may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt Municipal Bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there will be additional risk to the Trust in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

PORTFOLIO MANAGEMENT

    Although the Trust will generally acquire securities for investment with the intent of holding them to maturity and will not seek profits through short-term trading, the Trust may dispose of any security prior to its maturity to meet redemption requests. Securities may also be sold when the Trust's Investment Manager believes such disposition to be advisable on the basis of a revised evaluation of the issuer or based upon relevant market considerations. There may be occasions when, as a result of maturities of portfolio securities or sale of Trust shares, or in order to meet anticipated redemption requests, the Trust may hold cash which is not earning income.

    The Trust anticipates that the average weighted maturity of the portfolio will be 90 days or less. The relatively short-term nature of the Trust's portfolio is expected to result in a lower yield than portfolios comprised of longer-term tax-exempt securities.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. The interest rates payable on certain Municipal Bonds and Municipal Notes are not fixed and may fluctuate based upon changes in market rates. Municipal obligations of this type are called "variable rate" or "floating rate" obligations. The interest rate payable on a variable rate obligation is adjusted at predesignated periodic intervals and on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase tax-exempt securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Trust makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such securities in determining its net asset value.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on purchases and sales of short-term municipal obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.

    YEAR 2000. The investment management services provided to the Trust by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could

                                       7
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Trust's investments may be adversely affected.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA TAX-EXEMPT SECURITIES

    Because the Trust's investments are concentrated in securities issued by the State of California or entities within the State, an investment in the Trust may be riskier than an investment in other types of money funds which do not similarly concentrate their investments. The Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various subsequent developments regarding the California Constitution and State of California ("State") statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Of particular impact are constitutional voter initiatives, which have become common in recent years. The following information constitutes only a brief summary and is not intended as a complete description.

    California is the most populous state in the nation with a total population estimated at 32,383,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, the population rose 20%. The State now comprises 12.2% of the nation's population and 12.5% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been recovering and growing steadily stronger since the start of 1994, to the point where the State's economic growth is outpacing the rest of the nation. The unemployment rate, while still higher than the national average, fell to the low 6% range in mid-1997, compared to over 10% at the worst of the recession. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next three years, the increases in employment and income may exceed those of the nation as a whole. The unsettled financial situation occurring in certain Asian economies may adversely affect the State's export-related industries and, therefore, the State's rate of economic growth.

    These economic difficulties have exacerbated the structural budget imbalance which has been evident since fiscal year 1985-1986. Since that time, budget shortfalls have become increasingly more difficult to solve and the State has recorded General Fund operating deficits in several fiscal years. Many of these problems have been attributable to the fact that the great population influx has

                                       8
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
produced increased demand for education and social services at a far greater pace than the growth in the State's tax revenues. Despite substantial tax increases, expenditure reductions and the shift of some expenditure responsibilities to local government, the budget condition remains problematic.

    On August 18, 1997, the Governor signed the 1997-98 Budget Act which provides for General Fund and Special Fund expenditures of approximately $67.2 billion and projects a 97-98 fiscal year end reserve of $112 million. For the second year in a row, the State budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform program. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act to offset incarceration costs for illegal immigrants. The Budget Act contains no tax increases and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. After enactment of the Budget Act, and prior to the end of the Legislative Session, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. Legislation signed by the Governor includes a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility.

    The Governor's proposed budget for fiscal year 1998-1999 proposes total State spending of $70.6 billion (excluding the expenditure of federal funds and selected bond funds), which is up 4.7% from the current year's budget. This total includes $55.4 billion in General Fund spending (a 4.5% increase from the current year) and $15.2 billion in special funds spending (a 5.3% increase). The Governor's proposed budget anticipates a $296 million reserve for economic uncertainties. The new budget reflects agreements reached in the prior year in the areas of welfare reform, education, state tax relief, and the financial restructuring of the State's trial court system. The budget contains no tax changes and relatively few major programmatic changes.

    Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 from Aa to A1 by Moody's, to A from A+ by Standard & Poor's, and from AA to A by Fitch Investors Service, Inc. All three rating agencies expressed uncertainty in the State's ability to balance its budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard and Poor's raised their ratings from A to A+. In October, 1997, Fitch raised its rating from A+ to AA-referring to the State's fundamental strengths, the extent of its economic recovery and the return of financial stability.

    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

    For a more detailed discussion of the State of California economic factors, see the Statement of Additional Information.

                                       9
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    Investment restrictions listed below are among the restrictions which have been adopted by the Trust as fundamental policies. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the Act.

    For purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and, provided further, that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the total assets of the Fund;
(b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

    The Trust may not:

   1. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions).

   2. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

   3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks).

    The Trust will comply with any investment policies necessitated by rules governing the pricing of shares of money market funds (see "How Net Asset Value is Determined" in the Appendix), even though an investment restriction of the Trust is less restrictive than the related policy.

                                       10
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
       TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048 - (212) 392-5000

    Active Assets Government Securities Trust (the "Government Securities Trust" or the "Trust") is a no-load, diversified open-end management investment company. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15% of the average daily net assets of the Trust.

    The investment objectives of the Trust are high current income, preservation of capital and liquidity. The Trust will seek to achieve these objectives by investing in a diversified portfolio of short-term money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities.

    AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

Highlights/2
Summary of Trust Expenses/3
Financial Highlights/4
Investment Objectives and Policies/5
Purchase and Redemption of Shares/A-1
    Purchase of Shares/A-1
    Purchase of Shares by Non-Participants in Active Assets
Program/A-2
    Redemption of Shares/A-3
    Redemption of Shares by Non-Participants in Active Assets
Program/A-4
How Net Asset Value is Determined/A-4
    Confirmations/A-5
The Trusts and Their Management/A-5
    Plan of Distribution/A-6
Dividends, Distributions and Taxes/A-7
General Information/A-9
    Voting Rights/A-9
    Custodian/A-10
    Shareholder Inquiries/A-10

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE TRUST. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE TRUST IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 20, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND WHICH IS AVAILABLE AT NO CHARGE UPON REQUEST OF THE TRUST AT THE ADDRESS LISTED ABOVE OR BY CALLING MORGAN STANLEY DEAN WITTER ADVISORS INC. (THE "INVESTMENT MANAGER" OR "MSDW ADVISORS") AT (212) 392-2550. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE.

    THE INFORMATION IN THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE INFORMATION APPEARING ELSEWHERE IN THIS DOCUMENT, INCLUDING THE APPENDIX HERETO, WHICH IS PART OF THIS PROSPECTUS, AND IN THE CLIENT ACCOUNT AGREEMENT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                   THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                              -------------------

                THE DATE OF THIS PROSPECTUS IS AUGUST 20, 1998.
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

HIGHLIGHTS

THE                    A no-load, open-end diversified management investment company investing principally in short-term
TRUST                  money market instruments issued or guaranteed by the United States Government or its agencies or instrumentalities. The Trust is authorized to reimburse Morgan Stanley Dean Witter Distributors
                       Inc. for specific expenses incurred in promoting the distribution of the Trust's shares pursuant to a Plan of Distribution pursuant to Rule 12b-1 under the Act. (see page A-6). The Trust is organized as an unincorporated business trust under the laws of Massachusetts. (see page A-5).
------------------------------------------------------------------------------------------------------------------------
SHARES                 The shares of the Government Securities Trust are offered to participants in the Active Assets
OFFERED                program of Dean Witter and to non-participants who wish to invest directly in shares of the Trust
                       (See page A-2). The primary components of the Active Assets program are the Securities Account, which is linked to the Active Assets Insured Account, the Active Assets Money Trust, the Active
                       Assets Tax-Free Trust, the Active Assets California Tax-Free Trust or the Government Securities
                       Trust, and to the Visa Account. See the Client Account Agreement for further information.
------------------------------------------------------------------------------------------------------------------------
PURCHASE               Pursuant to the Client Account Agreement between Dean Witter and the customer, free credit cash
OF SHARES              balances in an Active Assets account will automatically be invested in shares of the Government
                       Securities Trust daily at their net asset value without any sales charge. Morgan Stanley Dean
                       Witter Distributors Inc. is the Distributor of shares of the Trust. Investments in shares are made under the circumstances described under "Purchase and Redemption of Shares" (see page A-1).
                       Non-participants in the Active Assets program should refer to the discussion appearing at page A-2.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             High current income, preservation of capital and liquidity (see page 5). There can be no assurance
OBJECTIVES             that the Trust's investment objectives will be achieved.
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             A diversified portfolio of short-term money market instruments issued or guaranteed by the United
POLICY                 States Government or its agencies or instrumentalities (see page 5).
------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Trust, and its wholly-owned
MANAGER                subsidiary, Morgan Stanley Dean Witter Services Company Inc., serve in various investment manage-
                       ment, advisory, management and administrative capacities to 102 investment companies and other portfolios with assets under management of approximately $115.9 billion at July 31, 1998 (see page
                       A-5).
------------------------------------------------------------------------------------------------------------------------
MANAGEMENT             Monthly fee at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over
FEE                    $500 million (see page A-5).
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTOR            Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") sells shares of the Trust through
                       Dean Witter Reynolds Inc. Other than the reimbursement to the Distributor pursuant to the Rule
                       12b-1 Distribution Plan, the Distributor receives no distribution fees (see page A-2).
------------------------------------------------------------------------------------------------------------------------
PLAN OF                The Trust is authorized to reimburse specific expenses incurred in promoting the distribution of
DISTRIBUTION           the Trust's shares pursuant to a plan of Distribution with the Distributor pursuant to Rule 12b-1 under the Investment Company Act of 1940. Reimbursement may in no event exceed an amount equal to payments at the annual rate of 0.15 of 1% of average daily net assets of the Trust (see page A-6).
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS              Automatically reinvested daily in additional shares at net asset value (see page A-7).
------------------------------------------------------------------------------------------------------------------------
REPORTS                Individual monthly account statements from Dean Witter on the Dean Witter Transaction Statement;
                       annual and semi-annual Trust financial statements.
------------------------------------------------------------------------------------------------------------------------
REDEMPTION             For participants in the Active Assets program, shares of the Government Securities Trust will be
OF SHARES              redeemed at net asset value automatically to satisfy debit balances in the securities account created by activity therein or to satisfy amounts owing in the Visa Account resulting from Visa card purchases, cash advances or checks written against the Visa Account. Non-participants in the
                       Active Assets program should refer to the discussion appearing at page A-4. It is anticipated that the net asset value will remain constant at $1.00 per share. Dean Witter has the right to terminate a shareholder's Active Assets service, in which event all Trust shares held in a shareholder's account will be involuntarily redeemed. The Trust also reserves the right to reduce the number of shares in all accounts if the Trustees determine that this is necessary to maintain the constant
                       $1.00 per share net asset value. See "Purchase and Redemption of Shares" (page A-1).
------------------------------------------------------------------------------------------------------------------------
RISKS                  The Trust invests principally in high quality, short-term securities issued or guaranteed by the
                       U.S. Government or its agencies or instrumentalities which are subject to minimal risk of loss of income and principal. However, the investor is directed to the discussion under the captions
                       "Investment Objectives and Policies" (page 5), "Repurchase Agreements" (page 6), and "When-Issued and Delayed Delivery Securities" (page 6) concerning the risks associated with such portfolio securities and management strategies.
------------------------------------------------------------------------------------------------------------------------
    THE SUMMARY INFORMATION ABOVE SHOULD BE READ IN CONJUNCTION WITH THE DETAILED INFORMATION APPEARING ELSEWHERE IN THIS
PROSPECTUS, INCLUDING THE APPENDIX HERETO, IN THE CLIENT ACCOUNT AGREEMENT AND IN THE TRUST'S STATEMENT OF ADDITIONAL
INFORMATION, INCLUDING THE APPENDIX THERETO.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

SUMMARY OF TRUST EXPENSES
--------------------------------------------------------------------------------

    The following table illustrates all expenses and fees that a shareholder of the Trust will incur. The expenses and fees set forth in the table are for the fiscal year ended June 30, 1998.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases..................................      None
Maximum Sales Charge Imposed on Reinvested Dividends.......................      None
Deferred Sales Charge......................................................      None
Redemption Fees............................................................      None
Exchange Fee...............................................................      None

ANNUAL TRUST OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------
Management Fees............................................................     0.48%
12b-1 Fees.................................................................     0.10%
Other Expenses.............................................................     0.05%
                                                                                -----
Total Trust Operating Expenses.............................................     0.63%
                                                                                -----
                                                                                -----

EXAMPLE                                   1 year    3 years   5 years   10 years
----------------------------------------  -------   -------   -------   ---------
You would pay the following expenses on
 a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the
 end of each time period:...............     $6       $20       $35         $79

    Dean Witter charges an annual Active Assets program participation fee of $80 ($100 for corporate participants). Shareholders of the Trust who are not program participants will not be charged an Active Assets program fee.

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF THE TRUST MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. For a more complete description of these costs and expenses, see pages A-5 and A-6 in the Appendix to this Prospectus.

                                       3
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information.

                                                               FOR THE YEAR ENDED JUNE 30,
                            -------------------------------------------------------------------------------------------------
                             1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
 of period................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income.....    0.049     0.048     0.049     0.048     0.027     0.027     0.043     0.065     0.077     0.079
Less dividends from net
 investment income........   (0.049)   (0.048)   (0.049)   (0.048)   (0.027)   (0.027)   (0.043)   (0.065)   (0.077)   (0.079)
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period...................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN...     5.05%     4.92%     5.03%     4.92%     2.76%     2.71%     4.37%     6.72%     8.03%     8.20%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................     0.63%     0.64%     0.65%     0.67%     0.66%     0.66%     0.68%     0.70%     0.68%     0.70%
Net investment income.....     4.93%     4.78%     4.93%     4.84%     2.72%     2.68%     4.28%     6.39%     7.74%     7.94%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............  $   699   $   620   $   571   $   542   $   472   $   509   $   533   $   597   $   300   $   244

                                       4
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    THE INVESTMENT OBJECTIVES OF THE TRUST ARE HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND LIQUIDITY. THE INVESTMENT OBJECTIVES ARE FUNDAMENTAL POLICIES AND MAY NOT BE CHANGED WITHOUT THE APPROVAL OF THE TRUST'S SHAREHOLDERS.

    The Trust seeks to achieve its objectives by investing in U.S. Government securities, including a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government, and certain interests in the foregoing securities. Except for U.S. Treasury securities, these obligations, even those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, they may be backed, in part, by a line of credit with the U.S. Treasury (such as the Federal National Mortgage Association), or the Trust must look to the agency issuing or guaranteeing the obligation for ultimate repayment (such as securities of the Federal Farm Credit System) in which case the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

    Treasury securities include Treasury bills, Treasury coupons, Treasury notes, and Treasury bonds (including zero coupon bonds). Some of the Government agencies and instrumentalities which issue or guarantee securities include the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association, the Federal National Mortgage Association, the Farmers Home Administration, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Banks for Cooperatives.

    The Trust may invest in securities issued or guaranteed by any agency or instrumentality established or sponsored by the United States Government. Such investments may take the form of participation interests in, and may be evidenced by deposit or safekeeping receipts for, any of the foregoing. Participation interests are pro rata interests in U.S. Government securities held by others such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

    The Federal Deposit Insurance Corporation is the administrative authority over the Bank Insurance Fund and the Savings Insurance Fund which are the agencies of the U.S. Government which insure (including both principal and interest) the deposits of certain banks and savings and loan associations up to $100,000 per deposit. Current federal regulations also permit such institutions to issue insured negotiable certificates of deposit ("CDs") in principal amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank or savings and loan association. The interest on such investments is not insured. The Trust may invest in such CDs of banks and savings and loan institutions having total assets of less than $1,000,000,000, limited to the insured amount of principal ($100,000) in each case and limited with regard to all such CDs and all illiquid assets, in the aggregate, to 10% of the Trust's total assets.

    The Trust intends normally to hold its portfolio securities to maturity. Historically, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities have involved minimal risk of loss of principal or interest, if held to maturity.

    The Trust may not borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Trust's total assets (including the

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made.

    REPURCHASE AGREEMENTS. The Trust may enter into repurchase agreements, which may be viewed as a type of secured lending by the Trust, and which typically involve the acquisition by the Trust of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Trust will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Trust will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Trust to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed thirteen months. While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Trust follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions and specifying the required value of the collateral underlying the agreement.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Trust may purchase securities on a when-issued or delayed delivery basis; i.e., delivery and payment can take place a month or more after the date of the transaction. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place between one month and 120 days after the date of the commitment. These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value.

    All the foregoing strategies may subject the Trust to the effects of interest rate fluctuations to a greater extent than would occur if such strategies were not used. Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may also have the effect of reducing the extent to which the previously cited techniques may be used by the Trust, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods available to the Trust will result in the achievement of its objectives.

    The foregoing investment policies are not fundamental and may be changed by the Board of Trustees without shareholder vote.

PORTFOLIO MANAGEMENT

    The Trust will invest in securities of varying maturities and risks, although it will not invest in securities with an effective maturity of more than thirteen months. The Trust will generally not seek profits through short-term trading, although it may dispose of any portfolio security prior to maturity if, on the basis of a revised evaluation or other circumstance or consideration, the Investment Manager deems such disposition advisable.

    The Trust is expected to have a high portfolio turnover due to the short maturities of securities purchased, but this should not affect income or net asset value as brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations.

    BROKERAGE ALLOCATION. Brokerage commissions are not normally charged on the purchase or sale of money market instruments such as U.S. Government obligations, but such transactions may involve transaction costs in the form of spreads between bid and asked prices. Pursuant to an order of the Securities and Exchange Commission, the Trust may effect principal transactions in certain money market instruments with Dean Witter. In addition, the Trust may incur brokerage commissions on transactions conducted through Dean Witter, Morgan Stanley & Co. Incorporated and other broker-dealers that are affiliates of the Investment Manager.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

    YEAR 2000. The investment management services provided to the Trust by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Trust invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. Accordingly, the Trust's investments may be adversely affected.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                    APPENDIX

    THIS APPENDIX CONSTITUTES PART OF THE PROSPECTUSES OF THE ACTIVE ASSETS MONEY TRUST (THE "MONEY TRUST"), THE ACTIVE ASSETS TAX-FREE TRUST (THE "TAX-FREE TRUST"), THE ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST (THE "CALIFORNIA TAX-FREE TRUST") AND THE ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (THE "GOVERNMENT SECURITIES TRUST"). THE MONEY TRUST, THE TAX-FREE TRUST, THE CALIFORNIA TAX-FREE TRUST AND THE GOVERNMENT SECURITIES TRUST ARE REFERRED TO IN THIS APPENDIX COLLECTIVELY AS THE "TRUSTS". UNLESS OTHERWISE INDICATED, THE INFORMATION SET FORTH HEREIN IS APPLICABLE TO EACH TRUST.

PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

    The shares of the Trusts are offered to participants in the Active Assets financial service program (non-participants see below). Persons subscribing to the program will have the free credit cash balances in their Active Assets securities account invested in shares of the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust or deposited in the Active Assets Insured Account (a Federal Deposit Insurance Corporation insured bank account), depending upon which investment vehicle has been designated by the participant. For further information consult the Client Account Agreement.

    Purchases of shares of the Trusts by program participants will be made only pursuant to the Active Assets automatic purchase procedures described below.

    Subscribers to Active Assets services have the option to change the designation of their Trust at any time by notifying their Morgan Stanley Dean Witter Financial Advisor.

    The purchase price for shares of the Trusts is the net asset value per share next determined after receipt by a Trust of a purchase order, pursuant to the Active Assets program, in proper form. The Trusts anticipate that the net asset value will remain constant at $1.00 per share and that any fluctuations in value will be reflected in the daily dividend or in the number of outstanding shares in the shareholder's account rather than in the per share dollar value. The net asset value is determined at 12 noon, New York time, on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem shares of the Trust. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon pricing on the following business day. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    A purchase order will not be effective until Federal funds become available to the Trusts. Federal funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. There are no minimum investment requirements for the Trusts (with the exception of non-participants in the Active Assets Program--see below) although the minimum requirement for entry in the Active Assets program is currently $5,000 in cash and/or securities. Dean Witter reserves the right to alter or waive the conditions upon which an Active Assets account may be opened.

    Free credit cash balances held in an Active Assets account will be automatically invested daily in shares of either the Money Trust, the Tax-Free Trust, the California Tax-Free Trust or the Government Securities Trust, if a Trust has been selected for investment by the participant, on each business day on which the New York Stock Exchange is open. Free credit cash balances will be invested in shares at the price next determined, which is 12 noon New York time, on the next business day following the credit of any such amounts to the Active Assets account. Free credit balances arising from a cash payment into an Active Assets account shall be so invested unless such payment is made after the cashiering deadline of the Dean Witter office in which the payment is made, in which case the resulting free credit balance shall be invested on the second following business day and the investor will not receive the daily dividend which would have been received had such balance been invested in the designated Trust. An Active Assets participant desiring to make such a cash payment should contact his or her Morgan Stanley Dean Witter Financial Advisor for information concerning the local office's cashiering deadline, which is dependent on such office's arrangements with its commercial banks.

    Each Trust has entered into a Distribution Agreement with Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of MSDW Advisors, which has its principal executive offices at Two World Trade Center, New York, New York 10048. The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of the shares of the Trusts, including costs involved in the distribution of prospectuses and periodic reports to investors, other supplementary sales literature and advertising costs. However, costs and expenses incurred by the Distributor may be reimbursed by the Trusts pursuant to the provisions of the respective Plans of Distribution pursuant to Rule 12b-1 (see page A-6).

    From time to time, certain state administrative agencies may raise questions as to whether the operation of the Active Assets program constitutes banking under the laws of their state. In addition, legislation has been proposed in certain states which, if enacted, could require a modification of the Active Assets program in those states. The Distributor and Dean Witter are not banks and believe that the operation of the Active Assets program does not constitute banking under the laws of any state. The Distributor and Dean Witter intend to fully contest and resist any regulatory or legislative challenges to the Active Assets program. Final adverse rulings in any state that the Active Assets program constitutes unauthorized banking therein or the adoption of legislation by any state affecting the Active Assets program could force the Trusts to liquidate shares of residents in such state or to cease offering their shares in such state as part of the Active Assets program.

PURCHASE OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shares of the Trusts may be purchased by investors maintaining brokerage accounts with Dean Witter who choose not to participate in the Active Assets program. Shareholders of the Trusts not participating in the Active Assets program will not be charged a program fee. The minimum initial purchase for non-participants is $5,000 and the minimum subsequent purchase is $1,000. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may have different initial and/or subsequent purchase minimum accounts, and may make share purchases automatically through their account programs. Dean Witter account holders should contact their Morgan Stanley Dean Witter Financial Advisor for further information concerning methods of purchase.

    The Trusts have been created for the purpose of serving as investments for participants in the Active Assets program and, as such, do not in themselves offer such typical money market fund features as check writing and exchange privileges.

There are other money market funds, including funds managed by MSDW Advisors, which have investment objectives similar to the Trusts and which offer check writing and exchange privileges. Prior to making an investment in any such money market fund, an investor should obtain and read the prospectus.

REDEMPTION OF SHARES

    Each Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") of instructions from Dean Witter in accordance with the automatic procedure set forth below (non-participants in the Active Assets program see below). Such instructions are delivered to the Transfer Agent prior to the determination of net asset value at 12 noon, New York time, on any day that the New York Stock Exchange is open for business, or on each other day in which there is a sufficient degree of trading in the Trust's portfolio securities that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. Shareholders will receive upon redemption all dividends declared and reinvested until the time of redemption.

    Redemption will be automatically effected by Dean Witter to satisfy debit balances in the Securities Account created by activity therein or to satisfy debit balances created by Visa credit card purchases, cash advances or checks written against the Visa Account. Each Active Assets account will be automatically scanned for debits each business day that the New York Stock Exchange is open for business as of the close of business on that day, and after application of any free credit cash balances in the account to such debits, a sufficient number of Trust shares owned by the Active Assets participants will be redeemed at 12 noon the following business day to satisfy any remaining debits in either the Securities Account or the Visa Account. Margin loans will be utilized to satisfy debits remaining after the liquidation of all Trust shares in an Active Assets participant's account and shares may not be purchased until all debits and margin loans in the account are satisfied. Dean Witter (not the Trusts) may impose a fee for the use of the Visa credit card to obtain cash advances.

    The right to receive payment with respect to any redemption may be suspended by each Trust for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Trust of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above. At various times the Trusts may be requested to redeem shares with respect to which good payment has not yet been received by the Distributor. A Trust may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. In addition, where the shares to be redeemed have been purchased by check (including a certified or bank cashier's check), automatic and manual redemptions may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check).

    The total value of a shareholder's investment in a Trust at the time of redemption may be more or less than his or her cost, depending on the value of the securities held by the Trust at such time and income earned.

    If a participant wishes to reduce or eliminate his or her investment in the Trust shares component of the Active Assets program, he or she should first call the Active Assets information number shown on the cover page preceding the Active Assets Money Trust Prospectus, to ascertain the balance in his or her Trust Account. He or she may then withdraw an amount equal to the value of such shares, less any charges pending in his or her Active Assets account, in any of the following ways:

    (a) by writing a check against the Visa Account in such amount;

    (b) by obtaining a cash advance from a Visa participating bank or branch thereof for such amount (which the bank may limit to $5,000 per account per day); or

    (c) by calling his or her Morgan Stanley Dean Witter Financial Advisor and requesting a cash disbursement from the Active Assets program for such amount.

    In any of the above methods, the Trust share balance at any time is subject to reduction due to prior debits against the participant's account. Accordingly, if payment is requested through the Visa Account check or the cash advance methods and if any other debits are paid by automatic redemption of Trust shares prior to the time the check or cash advance charge is presented for payment, then the Trust share balance will be reduced. If so, payment of the check or cash advance may be paid in part from the margin loan value of the Securities Account or may result in an overdraft. In addition, Dean Witter (not the Trusts) may impose a fee for the checkwriting service on certain Active Assets accounts.

    Under the Active Assets program, both Dean Witter and Bank One have the right to terminate an Active Assets account for any reason. In such event, all shares held in a shareholder's account will be redeemed.

REDEMPTION OF SHARES BY NON-PARTICIPANTS IN ACTIVE ASSETS PROGRAM

    Shareholders who are not participating in the Active Assets program should contact Dean Witter, through his or her Morgan Stanley Dean Witter Financial Advisor, on any day the New York Stock Exchange is open, to effect a redemption of shares of the Trust. All such redemption requests will be promptly forwarded to the Transfer Agent; redemption requests should not be sent directly to the Trusts or the Transfer Agent. If such requests are inadvertently sent to the Trust or Transfer Agent, they will be forwarded to the Distributor. Cash proceeds from the manual redemption of Trust shares ordinarily will be credited to the shareholder's Dean Witter brokerage account or, on request, will be mailed to the shareholder at his or her address of record. In certain instances, as where redemption requests are received in writing, such redemption requests will require written notices containing the signatures of all persons in whose name the shares are registered, or additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. Non-participants in the Active Assets program who are participating in other brokerage account programs with Dean Witter may effect redemption of shares automatically, as provided for in their account program. Dean Witter account holders should contact their Morgan Stanley Dean Witter Financial Advisor for further information concerning methods of redemption.

HOW NET ASSET VALUE IS DETERMINED

    The net asset value per share of each Trust, for the purpose of calculating the price at which shares are issued and redeemed, is determined by the Investment Manager as of 12 noon New York time on each day that the New York Stock Exchange is open for business, immediately after the daily declaration of dividends. Each Trust will also calculate such price on each other day in which there is a sufficient degree of trading in that Trust's portfolio securities, such that the current net asset value of the Trust's shares might be materially affected by changes in the value of such portfolio securities, but only if on any such day the Trust is required by the provisions of the Active Assets program to purchase or redeem Trust shares or receives a request from a non-participant in the Active Assets program to purchase or redeem Trust shares. The determination of net asset value is made by subtracting from the value of the assets of a Trust the amount of its liabilities, and dividing the remainder by the number of outstanding shares of the Trust.

    The Trusts utilize the amortized cost method in valuing their portfolio securities, even though the portfolio securities may increase or decrease in market value, generally, in regards to changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any original issue discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00, although there is no assurance that the $1.00 net asset value will be maintained.

CONFIRMATIONS

    All purchases and redemptions of Trust shares and dividend reinvestments will be confirmed monthly to the shareholder (rounded to the nearest share) in the Active Assets Account Statement. Dean Witter has received an exemptive order from the Securities and Exchange Commission which permits it to omit sending out more frequent confirmations with respect to purchases and redemptions.

    In the interest of economy and convenience and because of the operating procedures of the Trusts, certificates representing the Trusts' shares will not be physically issued. Shares are maintained by the Trusts on the register maintained by the Transfer Agent and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.

THE TRUSTS AND THEIR MANAGEMENT
--------------------------------------------------------------------------------

    Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust are all no-load, open-end diversified investment management companies. Money Trust, Tax-Free Trust and Government Securities Trust were organized under the laws of the Commonwealth of Massachusetts as business trusts on March 30, 1981. California Tax-Free Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on July 10, 1991.

    MSDW Advisors, located at Two World Trade Center, New York, New York 10048, is the Trusts' Investment Manager. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998. The Investment Manager and Dean Witter are wholly-owned subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW"), a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.

    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 102 investment companies (the "Dean Witter Funds"), 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $111.6 billion at July 31, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4.3 billion at such date.

    The Trusts have retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Trusts.

    The Trusts' Trustees review the various services provided by the Investment Manager to ensure that the Trusts' general investment policies and programs are being properly carried out and that administrative services are being provided to the Trusts in a satisfactory manner.

    As full compensation for the services and facilities furnished to the Trusts and expenses of the Trusts assumed by the Investment Manager, the Trusts pay the Investment Manager monthly compensation calculated daily by applying a percentage rate to the daily net assets of each of the respective Trusts which declines as net assets of the Trusts reach specified levels (up to $3 billion). For the fiscal years ended June 30, 1998, the Trusts accrued total compensation to the Investment Manager amounting to 0.28% (Money Trust), 0.40% (Tax-Free Trust), 0.49% (California Tax-Free Trust) and 0.48% (Government Securities Trust) of the respective Trusts' average daily net assets and the Trusts' total expenses amounted to 0.44% (Money Trust), 0.54% (Tax-Free Trust), 0.64% (California Tax-Free Trust) and 0.63% (Government Securities Trust) of the respective Trusts' average daily net assets.

PLAN OF DISTRIBUTION

    Each Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act. Under the respective Plans, the Distributor has expanded the nature of its promotional activities on behalf of the respective Trusts and uses its best efforts to foster additional sales of Trust shares. The respective Plans provide that the Distributor bear the expense of all promotional and distribution related activities on behalf of the respective Trusts, except for expenses that the respective Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the respective Plans: (1) compensation to sales representatives of Dean Witter and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of shares of the Trusts; (3) expenses incurred in connection with promoting sales of shares of the Trusts; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements. Reimbursements for these services are made in monthly payments by each Trust at the annual rate of up to 0.15 of 1% of the average daily net assets of each Trust. Such payments were made by Money Trust, Tax-Free Trust, California Tax-Free Trust and Government Securities Trust at the annual rate of 0.10 of 1% of each Trust's average daily net assets for their respective fiscal years ended June 30, 1998. Morgan Stanley Dean Witter Financial Advisors are paid an annual residual commission, currently a gross residual of up to 0.10 of 1% of the current value of the respective accounts of which they are the Financial Advisors of record. In addition, some Dean Witter sales personnel will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. Expenses incurred by the Distributor pursuant to the Plans in any fiscal year will not be reimbursed by any Trust through payments accrued in any subsequent fiscal year.

    Each Trust's expenses include: the Investment Management fee; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; certain legal, transfer agent, custodian and auditing fees; and printing and other expenses relating to the Trust's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with each Trust.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

    Each Trust declares dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net investment income (and, with respect to Money Trust and Government Securities Trust, net short-term capital gains, if any) to shareholders of record as of 12 noon New York time of the preceding business day. With respect to Tax-Free Trust and California Tax-Free Trust, dividends from net short-term capital gains, if any, will be paid periodically. The amount of dividend may fluctuate from day to day and may be omitted on some days if net realized losses on portfolio securities exceed a Trust's net investment income. Dividends are automatically reinvested daily in additional full and fractional shares of a Trust at the net asset value per share determined at 12 noon, New York time on that day.

    Each Trust intends to distribute dividends from net long-term capital gains, if any, at least once each year. A Trust may, however, elect to retain all or a portion of any net long-term capital gains in any year for reinvestment.

    Dean Witter will send to each shareholder a monthly summary of his or her account, including information as to dividends reinvested, on the Dean Witter Transaction Statement.

TAXES

    Because the Trusts currently intend to distribute all of their net investment income and net capital gains, if any, to shareholders and intend to otherwise comply with all the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"), to qualify as regulated investment companies, it is not expected that the Trust will be required to pay any federal income tax.

    To avoid being subject to a 31% federal withholding tax on taxable dividends, capital gains distributions and proceeds of redemptions, shareholders' taxpayer identification numbers must be furnished and certified as to accuracy.

    MONEY TRUST AND GOVERNMENT SECURITIES TRUST. Distributions of net investment income and realized net short-term capital gains are taxable to shareholders as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Trust's shares. No portion of such dividends or distributions will be eligible for the federal dividends received deduction for corporations. The Trusts advise their shareholders annually as to the federal income tax status of distributions paid during each calendar year.

    TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST. The Trusts intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining as of the close of each quarter of their taxable year, at least 50% of the value of their total assets in tax-exempt securities. If a Trust satisfies such requirement, dividends from net investment income to shareholders, whether taken in cash or reinvested in additional Trust shares, will be excludable from gross income for federal income tax purposes to the extent net interest income is represented by interest on tax-exempt securities. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    The Code now subjects interest received on certain otherwise tax-exempt securities to an alternative minimum tax. This alternative minimum tax applies to interest received on "private activity bonds" (in general, bonds that benefit non-government entities) issued after August 7, 1986 which, although tax-exempt are used for purposes other than those generally performed by governmental units (e.g., bonds used for commercial or housing purposes). Income received on such bonds is classified as a "tax preference item", under the alternative minimum tax, for both individual and corporate investors. A portion of a Trust's investments may be made in such "private activity bonds," with the result that a portion of the exempt-interest dividends paid by a Trust will be an item of tax preference to shareholders subject to the alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its preadjustment alternative minimum taxable income.

    CALIFORNIA TAXATION. Under California law, an investment company which qualifies as a regulated investment company must have at least 50% of the value of its total assets invested in California state and local issues or in obligations of the United States which if held by an individual, would pay interest excludable from income (or in a combination thereof), at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from California personal income tax. Shareholders of California Tax-Free Trust who are California residents will not incur any federal or California income tax on the amount of exempt-interest dividends received by them from the Trust and derived from California state and local issues or certain United States issues whether taken in cash or reinvested in additional shares to the extent that such dividends are derived from California securities.

    Within 60 days after the end of its fiscal year, the Trusts will mail to shareholders statements indicating the percentage of the dividend distributions for such fiscal year which constitutes exempt-interest dividends and the percentage, if any, that is taxable, and the percentage, if any, of the exempt-interest dividends which constitutes an item of tax preference. This percentage should be applied uniformly to any distributions made during the fiscal year to determine the proportion of dividends that is tax-exempt. The percentage may differ from the percentage of tax-exempt dividend distributions for any particular month.

    Unlike federal law, no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income tax purposes. Moreover, unlike federal law, an individual's Social Security benefits are not subject to California personal income tax, so that the receipt of California exempt-interest dividends (from the California Tax-Free Trust) will have no effect on an individual's California personal income tax.

    Shareholders will normally be subject to federal and California personal income tax on dividends paid from interest income derived from taxable securities and on distributions of net capital gains, if any. For federal income tax purposes, distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held a Trust's shares and regardless of whether the distribution is received in additional shares or cash. In addition, for California personal income tax purposes, the shareholders of the California Tax-Free Trust will not be subject to tax, or receive a credit for tax paid by the Trust, on undistributed capital gains, if any. With respect to the Tax-Free Trust, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Thus, shareholders of the Trust may be subject to state and local taxes on exempt-interest dividends.

    Distributions from investment income and long-term and short-term capital gains will not be excluded from taxable income in determining the California corporate income or franchise tax for corporate shareholders. Such distributions also may be includable in income subject to the alternative minimum tax. In addition, distributions from investment income and long-term and short-term capital gains may be subject to state taxes in states other than California and to local taxes.

    Interest on indebtedness incurred by shareholders or related parties to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Trust, generally will not be deductible by the investor for federal or California personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of this Prospectus. Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

    Shareholders should consult their tax advisers as to the applicability of the above to their own tax situation.

CURRENT AND EFFECTIVE YIELD

    From time to time the Trusts advertise their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Trust refers to the income generated by an investment in the Trust over a given seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day period is assumed to be generated each seven-day period within a 365-day period and is shown as a percentage of the investment. The "effective yield" for a seven-day period is calculated similarly but, when annualized, the income earned by an investment in a Trust is assumed to be reinvested each week within a 365-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Trust and California Tax-Free Trust may also quote tax-equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

GENERAL INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

    All shares of beneficial interest of a Trust are of $0.01 par value and are equal as to earnings, assets and voting privileges. There are no conversion, pre-emptive or other subscription rights. In the event of liquidation, each share of beneficial interest of a Trust is entitled to its portion of all of the Trust's assets after all debts and expenses have been paid. The shares do not have cumulative voting rights.

    The Trust is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Trust does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of each Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). However, the Trustees have not authorized any such additional series or classes of shares.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of a Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by a Trust. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the nature of the Trusts' assets and operations, the possibility of a Trust being unable to meet its obligations is remote and, in the opinion of Massachusetts counsel to the Trusts, the risk to Trust shareholders is remote.

CUSTODIAN

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Trusts' assets. The Custodian has no part in deciding the Trusts' investment policies or which securities are to be purchased or sold for the Trusts' portfolios. Any of the Trust's cash balances with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such balances may, at times, be substantial.

    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Trusts should be directed to the Trusts at the telephone number or at the address set forth on the front cover of these Prospectuses.

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286
TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in these Prospectuses or in the Statements of Additional Information, in connection with the offer contained in these Prospectuses or in the Statements of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trusts or the Distributor. These Prospectuses and the Statements of Additional Information do not constitute an offer by the Trusts or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trusts or the Distributor to make such offer in such jurisdiction.

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ACTIVE ASSETS
MONEY TRUST
ACTIVE ASSETS
TAX-FREE TRUST
ACTIVE ASSETS
CALIFORNIA TAX-FREE
TRUST
ACTIVE ASSETS
GOVERNMENT
SECURITIES TRUST

PROSPECTUSES
AUGUST 20, 1998

The enclosed Prospectuses describe four fully managed money market trusts. Shares of the Trusts are offered directly to clients of Dean Witter and to participants in the Active Assets-Registered Trademark- Account program of Dean Witter Reynolds Inc.

Investors should be aware that the Active Assets Account service is not a bank account. As with any investment in securities, the value of a shareholder's investment in the Trusts may fluctuate.

Principal Office of the Trusts
Two World Trade Center
New York, New York 10048
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